DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
DISCONTINUED OPERATIONS
Schedule of results of the operations of mobile business and Visiondigi were separately presented on the consolidated statements of operations and comprehensive loss under Discontinued Operations

	For the Year Ended December 31
	2011	2012
Net revenue	12,539	1,367
Cost of revenue	(11,407)	(2,430)
Gross profit	1,132	(1,063)
Operating expenses	(15,027)	(1,289)
Net loss from operations before income tax	(13,895)	(2,352)
Other income/(loss)	9	(17)
Income tax expense	(1,278)	—
Net loss from operations	(15,164)	(2,369)
Net loss on disposal	(1,554)	(740)
Net loss	(16,718)	(3,109)